Group Statements of Comprehensive Income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net profit/(loss) for the year	R (2,607)	R (4,473)	R 362
Other comprehensive income for the year, net of income tax	(684)	(660)	818
Items that may be reclassified subsequently to profit or loss	(677)	(647)	821
Foreign exchange translation gain/(loss)	(50)	83	(322)
Remeasurement of gold hedging contracts
Unrealised gain/(loss) on gold contracts	(351)	273	2,172
Released to revenue	(453)	(1,197)	(728)
Released to gains on derivatives	0	0	(16)
Deferred taxation thereon	177	194	(285)
Items that will not be reclassified to profit or loss:	(7)	(13)	(3)
Remeasurement of retirement benefit obligation	(7)	(13)	(3)
Total comprehensive income for the year	(3,291)	(5,133)	1,180
Attributable to:
Owners of the parent	R (3,291)	R (5,133)	R 1,180